Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Summary of financial instruments measured at fair value (level 3)
The changes in level 3 items for the year ended December 31, 2023 and December 31, 2022 have been as follows:

(in €‘000)	Purchase options	Investment in equity securities
Carrying amount at January 1, 2022	30,400	—
Movements during the year ended December 31, 2022
Fair value gain on purchase options	3,856	—
Derecognition of substantive purchase option	(34,256)	—
Transfer of investment in equity securities from level 2	—	41,984
Fair value loss on investment in equity securities from level 3 classification	—	(10,595)
Carrying amount at December 31, 2022	—	31,389
Movements during the year ended December 31, 2023
Fair value gain/( loss) on investment in equity securities recognized in other comprehensive income	—	(14,832)
Carrying amount at December 31, 2023	—	16,557

(in €‘000)	Warrant liabilities	Preference shares derivatives	Derivative liabilities
Carrying amount at January 1, 2022	—	—	—
Movements during the year ended December 31, 2022
Public warrants assumed as part of the SPAC Transaction	21,260	—	—
Private placement warrants assumed as part of the SPAC Transaction	20,993	—	—
Change in fair value of private placement warrant liabilities	(7,139)	—	—
Transfer of private placement warrant liabilities into level 1	(13,854)	—	—
Change in fair value of public warrant liabilities	(14,546)	—	—
Transfer of public warrant liabilities into level 1	(6,714)	—	—
Preference shares derivatives acquired as part of MOMA acquisition	—	255	—
Sale of preference shares derivatives	—	(186)	—
Fair value gains/(losses) recognized in other income/(expenses)	—	(69)	—
Carrying amount at December 31, 2022	—	—	—
Movements in the year ended December 31, 2023
Initial recognition of derivative liabilities relating to PPAs	—	—	—
Change in fair value of derivative liabilities relating to PPAs	—	—	(7,442)
Carrying amount at December 31, 2023	—	—	(7,442)

Summary of valuation inputs to the fair value of purchase options	The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the purchase options at the time of their derecognition or exercise in 2022, using a Black-Scholes pricing model.

	June 7, 2022	March 16, 2022
Purchase option	MOMA	Mega-E
Parameters
Spot price per share (in €)	253	437,000
Volatility	N/A	100.00%
The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the investments in equity securities, using the DCF (“Discounted Cash Flows”) methodology.

In %	December 31, 2023	December 31, 2022
Growth factor	2.0%	3.0%
Discount rate	10.3%	11.9%
The following table summarizes the quantitative information about the significant unobservable input parameters used in the level 3 fair value measurement of the preference shares derivatives at the time the Group obtained the rights to the derivative, and at the time of derecognition in 2022.

	June 7, 2022	December 15, 2022
Parameters
Spot price per share (in €)	115	108
Volatility (in %)	27.50	27.50
Discount rate (in %)	(0.1)% - 0.7%	2.3% - 2.5%

Disclosure of significant unobservable inputs used in fair value measurement of liabilities
The following table summarizes the quantitative information about the significant unobservable input parameters that are considered sensitive and are used in the level 3 fair value measurement of the derivatives liabilities relating to PPAs, using the DCF (“Discounted Cash Flows”) methodology:

	At inception	December 31, 2023
Parameters
Electricity forward price - wind (in €/MWh) *	90 - 128	83 - 91
Electricity forward price - solar (in €/MWh)	78	69
* the electricity forward price used in the model depends on the contract date and duration of the contract.